Debt and Other Financing Arrangements (Tables)	12 Months Ended
Jul. 02, 2011
Debt [Abstract]
Components of long-term debt table

	July 2, 2011	July 3, 2010
	(In thousands)
Short-term bank borrowings, interest at 2.0% as of July 2, 2011	$181,975	$—
Senior notes, interest at 6.1%, maturing in fiscal 2012	200,092	200,186
Senior notes, interest at 4.2%, maturing in fiscal 2013	253,316	252,801
Senior notes, interest at 4.6%, maturing in fiscal 2014	208,779	208,249
Senior notes, interest at 5.25%, maturing in fiscal 2018	497,724	497,379
Senior notes, interest at 5.375%, maturing in fiscal 2019	248,693	248,524
Debentures, interest at 7.16%, maturing in fiscal 2027	50,000	50,000
Debentures, interest at 6.5%, maturing in fiscal 2029	224,593	224,570
Senior notes, interest at 5.375%, maturing in fiscal 2036	499,639	499,625
Senior notes, interest at 6.625%, maturing in fiscal 2039	245,524	245,364
Industrial Revenue Bonds and other debt, interest averaging 5.9% as of July 2, 2011 and 5.7% as of July 3, 2010, maturing at various dates to fiscal 2026	58,188	53,934

Total debt	2,668,523	2,480,632
Less current maturities of long-term debt	(207,031)	(7,970)
Less short-term bank borrowings	(181,975)	—

Net long-term debt	$2,279,517	$2,472,662

Long-term debt principal payments for the next five years table

Amount
(In thousands)
2012	$207,031
2013	258,171
2014	211,908
2015	3,481
2016	1,896